Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Natural gas sales	$ 259,743	$ 195,116	$ 47,392
Natural gas liquids sales	3,719
Oil sales	1,520	173	39
Commodity derivative fair value gains	179,546	496,064	77,599
Gain on sale of gathering system	291,190
Total revenue	735,718	691,353	125,030
Operating expenses:
Lease operating expenses	6,243	4,608	1,158
Gathering, compression, and transportation	91,094	37,315	9,237
Production taxes	20,210	11,915	2,885
Exploration expenses	14,675	4,034	2,350
Impairment of unproved properties	12,070	4,664	6,076
Depletion, depreciation and amortization	102,026	55,716	18,522
Accretion of asset retirement obligations	101	76	11
Expenses related to business acquisition			2,544
General and administrative	45,284	33,342	21,952
Loss on sale of assets		8,700
Total operating expenses	291,703	160,370	64,735
Operating income (loss)	444,015	530,983	60,295
Other expense:
Interest expense	(97,510)	(74,404)	(56,463)
Interest rate derivative fair value losses		(94)	(2,677)
Total other expense	(97,510)	(74,498)	(59,140)
Income (loss) from continuing operations before income taxes and discontinued operations	346,505	456,485	1,155
Provision for income taxes	(121,229)	(185,297)	(939)
Income (loss) from continuing operations	225,276	271,188	216
Discontinued operations:
Income (loss) from results of operations and sale of discontinued operations, net of income tax (expense) benefit of $(29,070), $(45,155), and $272,553 in 2010, 2011, and 2012, respectively	(510,345)	121,490	228,412
Net income (loss) and comprehensive income (loss) attributable to Antero equity owners	$ (285,069)	$ 392,678	$ 228,628
Pro forma earnings (loss) per common share - basic
Continuing operations (in dollars per share)	$ 0.89	$ 1.06
Discontinued operations (in dollars per share)	$ (2.01)	$ 0.48	$ 0.90
Net income (loss) (in dollars per share)	$ (1.12)	$ 1.54	$ 0.90
Pro forma earnings (loss) per common share - diluted
Continuing operations (in dollars per share)	$ 0.89	$ 1.06
Discontinued operations (in dollars per share)	$ (2.01)	$ 0.48	$ 0.90
Net income (loss) (in dollars per share)	$ (1.12)	$ 1.54	$ 0.90
Pro forma weighted average number of shares outstanding:
Basic (in shares)	254,375	254,375	254,375
Diluted (in shares)	254,375	254,375	254,375